Reaudit of the Consolidated Financial Statements	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of General Information About Financial Statements Text Block Abstract
Reaudit of the Consolidated Financial Statements
35	Reaudit of the Consolidated Financial Statements

The consolidated financial statements are re-audited as the Group has undertaken a restatement of its consolidated financial statement for the year ended December 31, 2018, the details of which are mentioned in Note 34. The restatement mainly pertains to revenue, other payable and trade account receivable.

34	Reaudit of the Consolidated Financial Statements

The consolidated financial statements are re-audited as the Group has undertaken a restatement of its consolidated financial statement for the year ended December 31, 2018, the details of which are mentioned in note 33. The restatement mainly pertains to revenue, other payable and trade account receivable.